Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Comprehensive Income [Abstract]
Profit/(loss) for the year	$ (11,507)	$ 266,281	$ 73,680
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation, net of tax	(92)	(141)	224
Items that may be reclassified subsequently to profit or loss:
Exchange gain/(loss) on translation of foreign currency denominated associate and subsidiary	(68)	95	42
Total comprehensive income/(loss) for the period net of tax	(11,667)	266,235	73,946
Attributable to the owners of non-controlling interest	14	14	2
Attributable to the owners of parent	$ (11,681)	$ 266,221	$ 73,944